Summary of Significant Accounting Policies - Basis of Presentation (Details) - USD ($)		4 Months Ended	12 Months Ended
	Apr. 26, 2024	Apr. 26, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2024
Collaborative arrangements and non-collaborative arrangement transactions
Net revenues			$ 31,976,268	$ 83,926,614	$ 272,145,821
Current liabilities exceeding current assets			1,200,000	300,000
Net losses			(2,595,941)	515,014	(13,877,363)
Net cash used in operating activities			(6,560,679)	1,301,198	$ (51,043,689)
Accumulated deficit			$ (216,923,365)	$ (214,327,424)
Subsequent event | Credit facility, 2024
Collaborative arrangements and non-collaborative arrangement transactions
Maximum borrowing capacity						$ 2,500,000
Amount drawn down	$ 2,500,000	$ 2,500,000